Cover - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Feb. 10, 2025	Jun. 30, 2024
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-2360
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	One New Orchard Road
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Tax Identification Number	13-0871985
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	499-1900
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 159.2
Entity Common Stock, Shares Outstanding		927,264,332
Documents Incorporated by Reference
Portions of IBM’s Annual Report to Stockholders for the year ended December 31, 2024 are incorporated by reference into Parts I, II and IV of this Form 10-K.
Portions of IBM’s definitive Proxy Statement to be filed with the Securities and Exchange Commission and delivered to stockholders in connection with the Annual Meeting of Stockholders to be held April 29, 2025 are incorporated by reference into Part III of this Form 10-K.

Entity Central Index Key	0000051143
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC. | Common Stock
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 2.875% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2025
Trading Symbol	IBM 25A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.950% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	0.950% Notes due 2025
Trading Symbol	IBM 25B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.300% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2026
Trading Symbol	IBM 26B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.250% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2027
Trading Symbol	IBM 27B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.375% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2027
Trading Symbol	IBM 27F
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.300% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2028
Trading Symbol	IBM 28B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.750% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	IBM 28A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.500% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	IBM 29
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.875% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2030
Trading Symbol	IBM 30A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 2.900% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	2.900% Notes due 2030
Trading Symbol	IBM 30C
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.750% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2031
Trading Symbol	IBM 31
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.625% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	3.625% Notes due 2031
Trading Symbol	IBM 31B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.650% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	0.650% Notes due 2032
Trading Symbol	IBM 32A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.150% Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	3.150% Notes due 2033
Trading Symbol	IBM 33A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.250% Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2034
Trading Symbol	IBM 34
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.750% Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	3.750% Notes due 2035
Trading Symbol	IBM 35
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.450% Notes due 2037
Document Information [Line Items]
Title of 12(b) Security	3.450% Notes due 2037
Trading Symbol	IBM 37
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 4.875% Notes due 2038
Document Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2038
Trading Symbol	IBM 38
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.200% Notes due 2040
Document Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2040
Trading Symbol	IBM 40
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 4.000% Notes due 2043
Document Information [Line Items]
Title of 12(b) Security	4.000% Notes due 2043
Trading Symbol	IBM 43
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.800% Notes due 2045
Document Information [Line Items]
Title of 12(b) Security	3.800% Notes due 2045
Trading Symbol	IBM 45A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 7.00% Debentures due 2025
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2025
Trading Symbol	IBM 25
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 6.22% Debentures due 2027
Document Information [Line Items]
Title of 12(b) Security	6.22% Debentures due 2027
Trading Symbol	IBM 27
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 6.50% Debentures due 2028
Document Information [Line Items]
Title of 12(b) Security	6.50% Debentures due 2028
Trading Symbol	IBM 28
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 5.875% Debentures due 2032
Document Information [Line Items]
Title of 12(b) Security	5.875% Debentures due 2032
Trading Symbol	IBM 32D
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 7.00% Debentures due 2045
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2045
Trading Symbol	IBM 45
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 7.125% Debentures due 2096
Document Information [Line Items]
Title of 12(b) Security	7.125% Debentures due 2096
Trading Symbol	IBM 96
Security Exchange Name	NYSE
NYSE CHICAGO, INC. | Common Stock
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	CHX